ACCOUNTING POLICIES, CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS	12 Months Ended
Dec. 31, 2017
Disclosure Of Accounting Policies Critical Accounting Estimates And Judgements [Abstract]
ACCOUNTING POLICIES, CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS
NOTE 1 – ACCOUNTING POLICIES, CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

OVERVIEW OF BUSINESS
TORM plc is a shipping company, incorporated in the United Kingdom, which owns and operates a fleet of product tankers. Unless otherwise indicated, the terms "TORM plc," "we," "us," "our," the "Company" and the "Group" refer to TORM plc and its consolidated subsidiaries, which includes TORM A/S and its consolidated subsidiaries following the closing of the Exchange Offer (defined below). When used herein to describe events prior to the closing of the Exchange Offer, the terms "TORM A/S," "we," "us," "our," the "Company" and the "Group" refer to TORM A/S and its consolidated subsidiaries before such time. References to "Former TORM A/S" refer to TORM A/S and its consolidated subsidiaries prior to the Combination (defined below).

On March 27, 2015, TORM A/S, a company organized under the laws of Denmark, Oaktree Capital Management L.P., or Oaktree, and certain of TORM A/S' lenders entered into a restructuring agreement to recapitalize TORM A/S. The agreement included a mandatory and an optional debt cancellation of a part of TORM A/S' debt and required that OCM Njord Holdings S.à r.l., or Njord Luxco, a subsidiary of Oaktree, contribute OCM (Gibraltar) Njord Midco Ltd., or Njord, to TORM A/S in exchange for shares in TORM A/S. We refer to this transaction as the "Combination." The Combination was completed on July 13, 2015, the date on which Njord was transferred to TORM A/S, and comprised a part of a series of transactions, discussed more fully herein, which together we refer to as the "2015 Restructuring." We refer to the consummation of the 2015 Restructuring on July 13, 2015 as the Restructuring Completion Date.

The Combination was accounted for as a reverse acquisition, based on guidance in IFRS 3 "Business Combinations", under the acquisition method of accounting, with Njord considered to be the accounting acquirer of TORM A/S and the continuing reporting entity, though TORM A/S continued as the legal entity (we refer to Njord and Former TORM A/S, including their respective subsidiaries, together as the "Combined Group"). This was largely due to the fact that following the acquisition, Njord Luxco held 62% of the voting rights in TORM A/S (excluding the additional voting rights associated with the TORM A/S C-share, which relates to election and dismissal of members of our Board of Directors and certain amendments to our Articles of Association), was exposed to variable returns from involvement with the Combined Group and had the ability to use its control to affect the amount of the Group's return.

On 15 April 2016, a new corporate structure was established, whereby TORM plc effectively acquired all of the outstanding A-shares of TORM A/S (referred to herein as Danish A-shares) in exchange for TORM plc's securities. A total of 97.6% of TORM A/S' shareholders exchanged their shareholdings to TORM plc, and TORM plc acquired the remaining 2.4% shares from TORM A/S' minority shareholders in a statutory squeeze-out transaction under the Danish Companies Act for a total cash consideration of USD 19.2m.

In addition and in connection with the exchange of the Danish A-shares, all TORM A/S warrant holders exchanged their warrants on a one-for-one basis for warrants of TORM plc. We refer to these transactions collectively as the "Exchange Offer." On 19 April 2016, upon the closing of the Exchange Offer, TORM plc became the Group's publicly-held parent company incorporated under the laws of England and Wales. We refer to this as the "Redomiciliation". The Redomiciliation was accounted for as an internal reorganization of entities under common control and, therefore, the assets and liabilities of TORM A/S were accounted for at their historical cost basis and not revalued in the transaction.

The Corporate Reorganization is accounted for as a capital restructuring, where the assets and liabilities of TORM A/S and its subsidiaries are accounted for at their historical cost basis and not revalued at market value.

The consolidated financial statements for the TORM Group are presented in the legal name of TORM plc, but are a continuation of the financial statements of TORM A/S with a retroactive adjustment of the legal capital of the legal parent (TORM plc). The consolidated financial results reflect the activities for TORM A/S only for 2015 and the period from 1 January 2016 until 15 April 2016, whereas the remaining period of 2016 and all of 2017 reflects the combined activity of TORM plc and TORM A/S.

The impact on equity in 2016 of the Corporate Reorganization reflected the accumulated deficit of TORM plc at that date and the squeeze-out transaction impact of USD 19.2m.

TORM plc is listed on the stock exchange NASDAQ Copenhagen, Denmark and on NASDAQ New York, United States.

BASIS OF PREPARATION
The consolidated financial statements of the Group have been prepared in accordance with the International Financial Reporting Standards ("IFRS") as adopted by the EU and as issued by the International Accounting Standards Board ("IASB").

The consolidated financial statements have been prepared on a going concern basis and under the historical cost convention except where fair value accounting is specifically required by IFRS.

The functional currency is USD, and the Company applies USD as presentation currency in the preparation of the consolidated financial statements.

GOING CONCERN
As of 31 December 2017, TORM's cash position was USD 134m, TORM's net debt was USD 620m (of which USD 271m was undrawn) and the net interest-bearing debt loan-to-value ratio was 55.8%. In January 2018 the Group's financial position was further strengthened via an equity raise of USD 100m. Further information on the Group's objectives and policies for managing its capital, its financial risk management objectives and its exposure to credit and liquidity risk can be found in note 20 to the financial statements.

The Group monitors its funding position throughout the year to ensure that it has access to sufficient funds to meet its forecast cash requirements, including newbuilding and loan commitments, and to monitor compliance with the financial covenants within its loan facilities, details of which are in note 2 to the financial statements. Sensitivity calculations are run to reflect different scenarios including, but not limited to, future freight rates and vessel valuations in order to identify risks to future liquidity and covenant compliance and to enable Management to take corrective actions, if required.

The Board of Directors has considered the Group's cash flow forecasts and the expected compliance with the Company's financial covenants for a period of not less than 12 months from the date of approval of these financial statements. Based on this review, the Board of Directors has a reasonable expectation that, taking into account reasonably possible changes in trading performance and vessel valuations, the Group will be able to continue in operational existence and comply with its financial covenants for the foreseeable future. Accordingly, the Group continues to adopt the going concern basis in preparing its financial statements.

ADOPTION OF NEW OR AMENDED IFRSS
TORM has implemented the following standard amendments issued by IASB and adopted by the EU and the interpretations in the consolidated financial statements for 2017:

•          Amendments to IAS 7: "Disclosure initiative"
•          Amendments to IAS 12 "Recognition of Deferred Tax Assets for Unrealised Losses"
•          Amendments to IFRS 12 included in Annual Improvements to IFRS Standards 2014-2016 Cycle
The implementation of the standard amendments and improvements had no significant impact on the Group's financial statements.

ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED
IASB has issued a number of new or amended accounting standards (IFRS) and interpretations (IFRIC) that have not yet come into effect:

•          Amendments to IFRS 2 "Classification and Measurement of Share-based Payment Transactions". Effective date is 1 January 2018. The Company has evaluated the impact of this standard on the financial statements as insignificant.
•          IFRS 9 "Financial Instruments". The effective date of the standard is 1 January 2018. The standard and subsequent amendments will substantially change the classification and measurement of financial instruments and hedging requirements. Furthermore, IFRS 9 changes the recognition of credit losses from "incurred losses" to "expected losses". TORM has assessed the new requirement and concludes that the effect of the change will be insignificant, as TORM historically has had very limited actual incurred losses on receivables. The changes in the standard regarding classification will not change the measurement of the majority of financial assets from amortized cost except from derivatives that also under IFRS 9 will be measured at fair value through profit & loss unless cash flow hedge accounting is applied.
•          IFRS 15 "Revenue from Contracts with Customers". The effective date is 1 January 2018. The standard will change the recognition pattern of revenue. The change in revenue recognition will go from recognizing from "discharge-to-discharge" to "load-to-discharge". The cumulative effect of adopting the standard as at 1 January 2018 was a reduction in total equity of USD 1m. As this is not considered material the impact will be reflected in the results of the group for the year ending 31 December 2018 and prior periods will not be restated.
•          IFRS 16 "Leases". The effective date is 1 January 2019. The standard will change the recognition of leases. The standard is not expected to have a material impact on the TORM Group as TORM mainly operates owned vessels. It will however result in a right of use asset and related lease liability being recorded for certain (mostly property related) leases which are currently treated as operating leases. It will also result in a reclassification of costs associated with these operating leases from "Administrative expenses" (operating leases) to either "Depreciations" or "Financial expenses".

ACCOUNTING POLICIES

Consolidation principles
The consolidated financial statements comprise the financial statements of the Parent Company, TORM plc, and entities controlled by the Company and its subsidiaries. Control is achieved when the Company:
•          has the power over the investee; and
•          is exposed, or has the right to variable returns from involvement with the investee; and
•          has the ability to use its power to affect its returns
The Company should reassess whether it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

When the Company has less than a majority of the voting rights of an investee, it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities unilaterally. The Company considers all facts and circumstances in assessing whether or not the Company's voting rights in an investee are sufficient to give it power, including:
•          the size of the Company's holding of voting rights relative to the size and dispersion of holdings of the other vote holders
•          potential voting rights held by the Company, other vote holders or other parties
•          rights arising from other contractual arrangements, and
•          any additional facts and circumstances that indicate that the Company has, or does not have, the current ability to direct the relevant activities at the time when decisions need to be made, including voting pattern at previous shareholders' meetings
Entities in which the Group exercises significant but not controlling influence are regarded as associated companies and are accounted for using the equity method.

Companies which are managed jointly by agreement with one or more companies and therefore are subject to joint control (joint ventures) are accounted for using the equity method.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ends when the Company loses control over the subsidiary. Specifically, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated income statement and other comprehensive income from the date on which the Company obtains control until the date when the Company loses control over the subsidiary.

The consolidated financial statements are prepared on the basis of the financial statements of the Parent Company, its subsidiaries and the Company's share of the income statement and balance sheet of joint operations by combining items of a uniform nature and eliminating intercompany transactions, balances and shareholdings as well as realized and unrealized gains and losses on transactions between the consolidated entities. The financial statements used for consolidation purposes are prepared in accordance with the Company's accounting policies.

The consolidated financial statements following a reverse acquisition are issued under the name of the legal parent (accounting acquiree) but as a continuation of the financial statements of the legal subsidiary (accounting acquirer). The accounting acquirer's legal capital is adjusted retrospectively to reflect the legal capital of the accounting acquiree. Comparative information is adjusted accordingly.

Business combinations
Newly acquired or formed entities are recognized in the consolidated financial statements from the date of acquisition or formation. The date of acquisition is the date on which control over the entity is effectively transferred.

Business combinations are accounted for by applying the purchase method, whereby the acquired entities' identifiable assets, liabilities and contingent liabilities are measured at fair value at the acquisition date. The tax effect of the revaluation activities is also taken into account. When a business combination agreement provides for an adjustment to the cost of the combination contingent on future events, the amount of that adjustment is included in the cost of the combination if the event is probable and the adjustment can be measured reliably. Costs of issuing debt or equity instruments in connection with a business combination are accounted for together with the debt or equity issuance. All other costs associated with the acquisition are expensed in the income statement.

In reverse acquisitions the purchase price of a business combination is measured as the fair value of the consideration agreed upon. The purchase price in a reverse acquisition is calculated as the fair value of the interest in the accounting acquirer that the existing shareholders of the accounting acquiree would have received, had the business combination not been a reverse acquisition.

The excess of the cost of the business combination over the fair value of the acquired assets, liabilities and contingent liabilities is recognized as goodwill under intangible assets and is tested for impairment at least once every year. Upon acquisition, goodwill is allocated to the cash generating units, which subsequently form the basis for the impairment test. If the fair value of the acquired assets, liabilities and contingent liabilities exceeds the cost of the business combination, the identification of assets and liabilities and the processes of measuring the fair value of the assets and liabilities and the cost of the business combination are reassessed. If the fair value of the business combination continues to exceed the cost, the resulting gain is recognized in the income statement.

Foreign currencies
The functional currency of all significant entities, including subsidiaries and associated companies, is United State dollars (USD), because the Company's vessels operate in international shipping markets, in which income and expenses are settled in USD, and because the Companies most significant assets and liabilities in the form of vessels and related liabilities are denominated in USD. Transactions in currencies other than the functional currency are translated into the functional currency at the transaction date. Cash, receivables and payables and other monetary items denominated in currencies other than the functional currency are translated into the functional currency at the exchange rate at the balance sheet date. Gains or losses due to differences between the exchange rate at the transaction date and the exchange rate at the settlement date or the balance sheet date are recognized in the income statement under "Financial income" and "Financial expenses".

An exchange rate gain or loss relating to a non-monetary item carried at fair value is recognized in the same line as the fair value adjustment.

The reporting currency of the Company is USD. Upon recognition of entities with functional currencies other than USD, the financial statements are translated into USD. Income statement items are translated into USD at the average exchange rates for the year, whereas balance sheet items are translated at the exchange rates as of the balance sheet date. Exchange differences arising from the translation of financial statements into USD are recognized as a separate component through other comprehensive income. On the disposal of an entity, the cumulative amount of the exchange differences recognized in the separate component of equity relating to that entity is transferred to the income statement as part of the gain or loss on disposal.

Derivative financial instruments
Derivative financial instruments, primarily forward currency exchange contracts, forward freight agreements and forward contracts regarding bunker purchases, are entered to hedge future committed or anticipated transactions. TORM applies hedge accounting under the specific rules on cash flow hedges when appropriate.

Derivative financial instruments are initially recognized in the balance sheet at fair value at the date when the derivative contract is entered into and are subsequently measured at their fair value as other receivables or other liabilities, respectively.

Changes in the fair value of derivative financial instruments that are designated as cash flow hedges and deemed to be effective are recognized directly in "Other comprehensive income". When the hedged transaction is recognized in the income statement, the cumulative value adjustment recognized in "Other comprehensive income" is transferred to the income statement and included in the same line as the hedged transaction. However, when the hedged transaction results in the recognition of a fixed asset, the gains and losses previously accumulated in "Other comprehensive income" are transferred from "Other comprehensive income" and included in the initial measurement of the cost of the fixed asset. Changes in the fair value of a portion of a hedge deemed to be ineffective are recognized in the income statement.

Changes in the fair value of derivative financial instruments that are not designated as hedges are recognized in the income statement. While effectively reducing cash flow risk in accordance with the Company's risk management policy, interest rate swaps with cap features and certain forward freight agreements and forward contracts regarding bunker purchases do not qualify for hedge accounting. Changes in fair value of these derivate financial instruments are therefore recognized in the income statement under "Financial income" or "Financial expenses" for interest rate swaps with cap features, under "Revenue" for forward freight agreements and under "Port expenses, bunkers and commissions" for forward bunker contracts.

Segment information
In 2015, TORM consisted of two business segments: The Tanker Segment and Bulk Segment. Due to divestment of the Bulk Segment during 2015, only the Tanker Segment remains for 2016 and 2017.

The segmentation is based on the Group's internal management and reporting structure. In the Tanker Segment, the services provided primarily comprise transportation of refined oil products such as gasoline, jet fuel and naphtha.

The Group has only one geographical segment, because the Company considers the global market as a whole, and as the individual vessels are not limited to specific parts of the world. Furthermore, the internal management reporting does not provide such information. Consequently, it is not possible to provide geographical segment information on revenue from external customers or non-current segment assets.

The segment income statement comprises income and expenses which are directly attributable to the segment. Not allocated items primarily comprise assets and liabilities as well as revenues and expenses relating to the Company's administrative functions and investment activities, including cash and bank balances, interest-bearing debt, income tax, deferred tax, etc.

The accounting policies applied for the segments regarding recognition and measurement are consistent with the policies for TORM as described in this note.

Employee benefits
Wages, salaries, social security contributions, holiday and sick leave, bonuses and other monetary and non-monetary benefits are recognized in the year in which the employees render the associated services. Please also refer to the accounting policy for share-based payment.

Pension plans
The Group has entered into defined contribution plans only. Pension costs related to defined contribution plans are recorded in the income statement in the year to which they relate.

Leases
Agreements to charter in vessels and to lease other plant and operating equipment for which TORM substantially has all the risks and rewards of ownership are recognized in the balance sheet as finance leases. Lease assets are measured at the lower of fair value and the present value of minimum lease payments determined in the leases.

For the purpose of calculating the present value, the interest rate implicit in the lease or an incremental borrowing rate is used as discount factor. The lease assets are depreciated and written down under the same accounting policy as the vessels owned by the Company or over the lease period depending on the lease terms.

The corresponding lease obligation is recognized as a liability in the balance sheet, and the interest element of the lease payment is charged to the income statement as incurred.

Other charter agreements concerning vessels and other leases are classified as operating leases, and lease payments are charged to the income statement on a straight-line basis over the lease term. The obligation for the remaining lease term is disclosed in the notes to the financial statements.

Agreements to charter out vessels for which substantially all the risks and rewards of ownership are transferred to the lessee are classified as finance leases, and an amount equal to the net investment in the lease is recognized and presented in the balance sheet as a receivable. The carrying amount of the vessel is derecognized, and any gain or loss on disposal is recognized in the income statement. Other agreements to charter out vessels are classified as operating leases, and lease income is recognized in the income statement on a straight-line basis over the lease term.

INCOME STATEMENT

Revenue
Income is recognized in the income statement when:
•          The income generating activities have been carried out on the basis of a binding agreement
•          The income can be measured reliably
•          It is probable that the economic benefits associated with the transaction will flow to the Company
•          Costs relating to the transaction can be measured reliably
Revenue comprises freight, charter hire and demurrage revenues from the vessels and gains and losses on forward freight agreements designated as hedges. Revenue is recognized when it meets the general criteria mentioned above, and when the stage of completion can be measured reliably. Accordingly, freight, charter hire and demurrage revenue are recognized at selling price upon delivery of the service as per the charter parties concluded.

Cross-over voyages
Revenue is recognized upon delivery of services in accordance with the terms and conditions of the charter parties. For cross-over voyages (voyages in progress at the end of a reporting period), the uncertainty and the dependence on estimates are greater than for finalized voyages. The Company recognizes a percentage of the estimated revenue for the voyage equal to the percentage of the estimated duration of the voyage completed at the balance sheet date. The estimate of revenue is based on the expected duration and destination of the voyage. Voyage expenses are recognized as incurred.

When recognizing revenue, there is a risk that the actual number of days it takes to complete the voyage will differ from the estimate, and for time charter parties a lower day rate may have been agreed for additional days. The contract for a single voyage may state several alternative destination ports. The destination port may change during the voyage, and the rate may vary depending on the destination port. Changes to the estimated duration of the voyage as well as changing destinations and weather conditions will affect the voyage expenses.

Demurrage revenue
Freight contracts contain conditions regarding the amount of time available for loading and discharging of the vessel. If these conditions are breached, TORM is compensated for the additional time incurred in the form of demurrage revenue. Demurrage revenue is recognized upon delivery of services in accordance with the terms and conditions of the charter parties. Upon completion of the voyage, the Company assesses the time spent in port, and a demurrage claim based on the relevant contractual conditions is submitted to the charterers.

The claim will often be met by counterclaims due to differences in the interpretation of the agreement compared to the actual circumstances of the additional time used. Based on previous experience, 95% of the demurrage claim submitted is recognized as demurrage revenue upon initial recognition. The Company receives the demurrage payment upon reaching final agreement on the amount, which on average is approximately 100 days after the original demurrage claim was submitted. Any adjustments to the final agreement are recognized as demurrage revenue.

Port expenses, bunkers and commissions
Port expenses, bunker fuel consumption and commissions are recognized as incurred. Gains and losses on forward bunker contracts designated as hedges and write-down and provisions for losses on freight receivables are included in this line.

Freight and bunker derivatives
Freight and bunker derivatives comprise fair value adjustments and gains and losses on forward freight agreements, forward bunker contracts and other derivative financial instruments directly relating to shipping activities which are not designated as hedges. The freight and bunker derivatives that qualify for hedge accounting are recognized in Revenue and Port expense, bunkers and commissions respectively, as the hedging instrument is realized.

Charter hire
Charter hire comprises expenses related to the chartering in of vessels under operating leases which have been incurred in order to achieve the net revenue for the year.

Operating expenses
Operating expenses, which comprise crew expenses, repair and maintenance expenses and tonnage duty, are expensed as incurred.

Profit from sale of vessels
Profit from sale of vessels is recognized when the significant risks and rewards of ownership have been transferred to the buyer, representing the difference between the sales price less cost to sell and the carrying value of the vessel.

Administrative expenses
Administrative expenses, which comprise administrative staff costs, management costs, office expenses and other expenses relating to administration, are expensed as incurred.

Other operating expenses
Other operating expenses primarily comprise chartering commissions and management fees paid to commercial and technical managers for managing the fleet and to a lesser extent profits and losses deriving from the disposal of other plant and operating equipment.

Depreciation and impairment losses
Depreciation and impairment losses comprise depreciation of tangible fixed assets for the year as well as the write-down of the value of assets by the amount by which the carrying amount of the asset exceeds its recoverable amount. In the event of indication of impairment, the carrying amount is assessed, and the value of the asset is written down to its recoverable amount equal to the higher of value in use based on net present value of future earnings from the assets and its fair value less cost to sell.

Financial income
Financial income comprises interest income, realized and unrealized exchange rate gains relating to transactions in currencies other than the functional currency, realized gains from other equity investments and securities, unrealized gains from securities, dividends received and other financial income including value adjustments of certain financial instruments not accounted for as hedges of future transactions.

Interest is recognized in accordance with the accrual basis of accounting taking into account the effective interest rate. Dividends from other investments are recognized when the right to receive payment has been decided, which is typically when the dividend has been declared and can be received without conditions.

Financial expenses
Financial expenses comprise interest expenses, financing costs of finance leases, realized and unrealized exchange rate losses relating to transactions in currencies other than the functional currency, realized losses from other equity investments and securities, unrealized losses from securities and other financial expenses including value adjustments of certain financial instruments not accounted for as hedges of future transactions.

Interest is recognized in accordance with the accrual basis of accounting taking into account the effective interest rate.

Tax
Tax expenses comprise the expected tax including tonnage tax on the taxable income for the year for the Group, adjustments relating to previous years and the change in deferred tax for the year. However, tax relating to items in other comprehensive income is recognized directly in the statement of other comprehensive income.

BALANCE SHEET

Goodwill
Goodwill is measured as the excess of the cost of the business combination over the fair value of the acquired assets, liabilities and contingent liabilities and is recognized as an asset under intangible assets. Goodwill is not amortized as it is considered to have an indefinite useful life, but the recoverable amount of goodwill is assessed at least once a year. For impairment testing purposes, goodwill is on initial recognition allocated to the cash generating unit expected to benefit from the synergies of the combination. If the recoverable amount of the cash generating unit is less than the carrying amount of the unit, the impairment loss is first allocated to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro-rata on the basis of the carrying amount of each asset in the unit. An impairment loss for goodwill is not reversed in a subsequent period.

Vessels
Vessels are measured at cost less accumulated depreciation and accumulated impairment losses. Cost comprises acquisition cost and costs directly related to the acquisition up until the time when the asset is ready for use, including interest expenses incurred during the period of construction based on the loans obtained for the vessels. All major components of vessels except for dry-docking costs are depreciated on a straight-line basis to the estimated residual value over their estimated useful lives, which TORM estimates to be 25 years. The Company considers that a 25-year depreciable life is consistent with what is used by other shipowners with comparable tonnage. Depreciation is based on cost less the estimated residual value. Residual value is estimated as the lightweight tonnage of each vessel multiplied by scrap value per ton. The useful life and the residual value of the vessels are reviewed at least at each financial year-end based on market conditions, regulatory requirements and the Company's business plans.

The Company also evaluates the carrying amounts to determine if events have occurred that indicate impairment and would require a modification of the carrying amounts. Prepayment on vessels is measured at costs incurred.

Dry-docking
Approximately every 30 and 60 months, depending on the nature of work and external requirements, the vessels are required to undergo planned dry-dockings for replacement of certain components, major repairs and major maintenance of other components, which cannot be carried out while the vessels are operating. These dry-docking costs are capitalized and depreciated on a straight-line basis over the estimated period until the next dry-docking. The residual value of such components is estimated at nil. The useful life of the dry-docking costs is reviewed at least at each financial year-end based on market conditions, regulatory requirements and TORM's business plans.

A portion of the cost of acquiring a new vessel is allocated to the components expected to be replaced or refurbished at the next dry-docking. Depreciation hereof is carried over the period until the next dry-docking. For newbuildings, the initial dry-docking asset is estimated based on the expected costs related to the first-coming dry-docking, which again is based on experience and past history of similar vessels. For second-hand vessels, a dry-docking asset is also segregated and capitalized separately, taking into account the normal docking intervals of the vessels.

At subsequent dry-dockings, the costs comprise the actual costs incurred at the dry-docking yard. Dry-docking costs may include the cost of hiring crews to carry out replacements and repairs, the cost of parts and materials used, cost of travel, lodging and supervision of Company personnel as well as the cost of hiring third-party personnel to oversee a dry-docking. Dry-docking activities include, but are not limited to, the inspection, service on turbocharger, replacement of shaft seals, service on boiler, replacement of hull anodes, applying of anti-fouling and hull paint, steel repairs as well as refurbishment and replacement of other parts of the vessel.

Other plant and operating equipment
Operating equipment is measured at cost less accumulated depreciation.

Computer equipment is depreciated on a straight-line basis over three years, and other operating equipment is depreciated on a straight-line basis over five years.

Leasehold improvements are measured at cost less accumulated amortization and impairment losses, and leasehold improvements are amortized on a straight-line basis over the shorter of the term of the lease and the estimated useful life. Cost comprises acquisition cost and costs directly related to the acquisition up until the time when the asset is ready for use.

Investments in joint ventures
Investments in joint ventures comprise investments in companies which by agreement are managed jointly with one or more companies and therefore are subject to joint control and in which the parties have rights to the net assets of the joint venture. Joint ventures are accounted for using the equity method. Under the equity method, the investment in joint ventures is initially recognized at cost and thereafter adjusted to recognize TORM's share of the profit or loss in the joint venture. When TORM's share of losses in a joint venture exceeds the investment in the joint venture, TORM discontinues recognizing its share of further losses. Additional losses are recognized only to the extent that TORM has incurred legal or constructive obligations or made payments on behalf of the joint venture.

Financial assets
Financial assets are initially recognized at the settlement date at fair value plus transaction costs, except for financial assets at fair value through profit or loss, which are recognized at fair value. Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred.

Financial assets are classified as:
•          Financial assets at fair value through profit or loss
•          Loans and receivables
•          Available-for-sale financial assets
Other investments
Other investments comprise shares in other companies and are classified as available-for-sale. Listed shares are measured at the market value at the balance sheet date, and unlisted shares are measured at estimated fair value. Unrealized gains and losses resulting from changes in fair value of shares are recognized in "Other comprehensive income". Realized gains and losses resulting from sales of shares are recognized as "Financial income" or "Financial expenses" in the income statement. The cumulative value adjustment recognized in "Other comprehensive income" is transferred to the income statement when the shares are sold. Dividends on shares in other companies are recognized as "Financial income" in the period in which they are declared.

Other investments are presented as non-current, unless Management intends to dispose of the investments within 12 months from the balance sheet date.

Receivables
Outstanding freight receivables and other receivables that are expected to be realized within 12 months from the balance sheet date are classified as loans and receivables and presented as current assets.

Receivables are measured at the lower of amortized cost and net realizable values, which corresponds to nominal value less provision for bad debts. Derivative financial instruments included in other receivables are measured at fair value.

Provisions for bad debt
Provision for bad debt is defined as the write off of certain accounts receivable assessed as being uncollectible. The assessment is based on historical experience and on an individual basis.

Impairment of assets
Non-current assets are reviewed at least annually to determine any indication of impairment due to a significant decline in either the assets' market value or in the cash flows generated by the assets. In case of such indication, the recoverable amount of the asset is estimated as the higher of the asset's fair value less costs to sell and its value in use. The value in use is the present value of the future cash flows expected to derive from a cash generating unit, utilizing a pre-tax discount rate that reflects current market estimates of the time value of money and the risks specific to the unit for which the estimates of future cash flows have not been adjusted. If the recoverable amount is less than the carrying amount of the cash generating unit, the carrying amount is reduced to the recoverable amount. The impairment loss is recognized immediately in the income statement. Where an impairment loss subsequently reverses, the carrying amount of the cash generating unit is increased to the revised estimate of the recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined, had no impairment loss been recognized in prior years.

For the purpose of assessing impairment, assets and time charter- and bareboat contracts are grouped at the lowest levels at which impairment is monitored for internal management purposes. There were two cash generating units in 2015, the Tanker Segment and the Bulk Segment. In 2017 and 2016, there was only one cash generating unit as the Bulk Segment was wound down in 2015.

Bunkers
Bunkers and luboil are stated at the lower of cost and net realizable value. Cost is determined using the FIFO method and includes expenditures incurred in acquiring the bunkers and luboil and delivery cost less discounts.

Assets held-for-sale
Assets are classified as held-for-sale if the carrying amount will be recovered principally through a sales transaction rather than through continuing use. This condition is regarded as met only when the asset is available for immediate sale in its present condition subject to terms that are usual and customary for sales of such assets, and when its sale is highly probable. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification.

Assets held-for-sale are measured at the lower of their previous carrying amount and fair value less costs to sell.

Gains are recognized on delivery to the new owners in the income statement in the item "Profit from sale of vessels". Anticipated losses are recognized at the time the asset is classified as held-for-sale in the item "Impairment losses on tangible and intangible assets".

Treasury shares
Treasury shares are recognized as a separate component of equity at cost. Upon subsequent disposal of treasury shares, any consideration is also recognized directly in equity.

Share-based payments
The Group makes equity settled share-based payments to certain employees, which are measured at fair value at the date of grant and expensed on a straight-line basis over the vesting period, based on the Group's estimate of shares that will eventually vest. The fair value of the share schemes is calculated using the Black Scholes method at grant date.

Dividend
Dividend is recognized as a liability at the time of declaration. Dividend proposed for the year is moved from "Retained profit" and presented as a separate component of equity.

Provisions
Provisions are recognized when the Company has a legal or constructive obligation as a result of past events, and when it is probable that this will lead to an outflow of resources that can be reliably estimated. Provisions are measured at the estimated liability that is expected to arise, taking into account the time value of money.

Deferred tax
Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. In addition, the deferred tax also constitutes the reserve in relation to the transition balance in connection with the Danish tonnage tax scheme.

Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled or the asset is realized, based on the laws that have been enacted by the balance sheet date. The deferred tax is charged through the income statement except when it relates to other comprehensive income items.

Mortgage debt and bank loans
At the time of borrowing, mortgage debt and bank loans are measured at fair value less transaction costs. Mortgage debt and bank loans are subsequently measured at amortized cost. This means that the difference between the net proceeds at the time of borrowing and the nominal amount of the loan is recognized in the income statement as a financial expense over the term of the loan applying the effective interest method.

When terms of existing financial liabilities are renegotiated, or other changes regarding the effective interest rate occur, TORM performs a test to evaluate whether the new terms are substantially different from the original terms. If the new terms are substantially different from the original terms, TORM accounts for the change as an extinguishment of the original financial liability and the recognition of a new financial liability. TORM considers the new terms to be substantially different from the original terms if the present value of the cash flows under the new terms, including any fees paid net of any fees received and discounted using the original effective interest rate, is at least 10% different from the discounted present value of the remaining cash flows of the original financial liability.

Other liabilities
Other liabilities are generally measured at amortized cost. Derivative financial instruments included in other liabilities are measured at fair value.

CASH FLOW STATEMENT
The cash flow statement shows the Company's cash flows as well as cash and cash equivalents at the beginning and the end of the period.

Cash flow from operating activities is presented using the indirect method and is based on net profit/(loss) for the year adjusted for tax, financial income and expenses, net profit/(loss) from sale of vessels, non-cash operating items, changes in working capital, income tax paid, dividends received and interest paid/received.

Cash flow from investing activities comprises the purchase and sale of tangible fixed assets and financial assets as well as cash from business combinations.

Cash flow from financing activities comprises changes in long-term debt, bank loans, finance lease liabilities, purchases or sales of treasury shares and dividend paid to shareholders.

Cash and cash equivalents comprise cash at bank and in hand including restricted cash. Other investments are classified as investing activities.

EARNINGS PER SHARE
Basic earnings per share is calculated by dividing the consolidated net profit/(loss) for the year available to common shareholders by the weighted average number of common shares outstanding during the period. Treasury shares are not included in the calculation. Purchases of treasury shares during the period are weighted based on the remaining period.

Diluted earnings per share is calculated by adjusting the consolidated profit or loss available to common shareholders and the weighted average number of common shares outstanding for the effects of all potentially dilutive shares. Such potentially dilutive common shares are excluded when the effect of including them would be to increase earnings per share or reduce a loss per share.

CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS
The preparation of financial statements in accordance with IFRS requires Management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and assumptions are affected by the way TORM applies its accounting policies. An accounting estimate is considered critical if the estimate requires Management to make assumptions about matters subject to significant uncertainty, if different estimates could reasonably have been used, or if changes in the estimate that would have a material impact on the Company's financial position or results of operations are reasonably likely to occur from period to period. Management believes that the accounting estimates applied are appropriate and the resulting balances are reasonable. However, actual results could differ from the original estimates requiring adjustments to these balances in future periods.

Management believes that the following are the significant accounting estimates and judgements used in the preparation of the consolidated financial statements:

ACCOUNTING ESTIMATES

Carrying amounts of vessels
The Company evaluates the carrying amounts of the vessels (including newbuildings) to determine if events have occurred that would require a modification of their carrying amounts. The valuation of vessels is reviewed based on events and changes in circumstances that would indicate that the carrying amount of the assets might not be recoverable. In assessing the recoverability of the vessels, the Company reviews certain indicators of potential impairment such as reported sale and purchase prices, market demand and general market conditions. Furthermore, market valuations from leading, independent and internationally recognized shipbrokers are obtained on a quarterly basis as part of the review for potential impairment indicators. If an indication of impairment is identified, the need for recognizing an impairment loss is assessed by comparing the carrying amount of the vessels to the higher of the fair value less cost to sell and the value in use.

The review for potential impairment indicators and projection of future discounted cash flows related to the vessels is complex and requires the Company to make various estimates including future freight rates, utilization, earnings from the vessels, future operating and capital expenditure and discount rates. For more information on key assumptions and related sensitivities, please refer to note 8 in these financial statements. All these factors have been historically volatile. The carrying amounts of TORM's vessels may not represent their fair market value at any point in time, as market prices of second-hand vessels to a certain degree tend to fluctuate with changes in charter rates and the cost of newbuildings. However, if the estimated future cash flow or related assumptions in the future experience change, an impairment write-down or reversal of vessels may be required.

JUDGEMENTS

Reverse acquisition
TORM's Restructuring was completed on 13 July 2015 and included inter alia a contribution by OCM Njord Holdings S.à r.l. ("Njord Luxco") of Njord to TORM in exchange for a controlling interest in TORM. The transaction is described in detail in note 27. Management has concluded that the contribution should be accounted for as a reverse acquisition according to IFRS 3 (Revised 2008) – Business Combinations ("IFRS 3"), i.e. Njord is the acquirer and Former TORM is the acquiree. Management's most significant judgements applying to the accounting policies relate to:

•          Identification of the acquirer
•          Calculation of consideration

Identification of the acquirer
IFRS 3 requires that the determination of the acquirer shall be determined based on the guidance in IFRS 10 – "Consolidated Financial Statements", which means that the acquirer will be the entity that obtains control over the acquiree. The acquirer in a business combination will therefore most often be the entity (Former TORM A/S) legally acquiring the other (Njord) in exchange for cash, other assets or in exchange for issuing its equity interests. However, IFRS 3 states that in some cases the accounting acquirer can be the entity that is legally being acquired, i.e. Njord. The latter is typically the case when the former shareholder (Njord Luxco) of the entity whose shares are being acquired (Njord) owns the majority of shares and controls the majority of votes in the combined entity (TORM) after the transaction.

Following the transaction, Njord Luxco had control with the majority of the share capital and associated votes of Former TORM A/S, which led Management to conclude that the transaction is to be accounted for as a reverse acquisition, i.e. as if Former TORM A/S has been acquired by Njord rather than Former TORM A/S acquiring Njord.

Calculation of consideration
Based on the provision of IFRS 3, Njord's purchase price for a controlling interest in Former TORM A/S is calculated as the fair value of the interest in Njord that the existing shareholders and warrant holders in Former TORM A/S would have received, had the business combination of Former TORM A/S and Njord not been a reverse acquisition. As the issued shares of Former TORM A/S were publicly traded, Management considered whether the fair value of Former TORM A/S would have been a more reliable measure of the consideration. Management believes that the fair value of the interest in Njord that would have been issued represented the fair value of the consideration more reliably than the share price of Former TORM A/S. The share price of Former TORM A/S was very volatile during the period before the Restructuring due to the significant uncertainty about Former TORM A/S' future as an independent group.